GOODWILL	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
NOTE 7:-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2015 are as follows:

	December 31,
	2016	2015

Goodwill, beginning of the year	$31,388	$33,524
Additions in respect of acquisitions	6,070	-
Impairment of Goodwill (see notes 1e and 2g)	-	(758)
Foreign currency translation adjustments	649	(1,378)

Goodwill, end of year	$38,107	$31,388

The carrying value of goodwill by reporting unit as of 31 December, 2016 is as follows:

Reporting unit	2016

Cellocator	$2,534
SVR (*)	27,219
Pointer brazil	2,373
Cielo brazil	5,981

$38,107

The carrying value of goodwill by reporting unit as of 31 December 2015 is as follows:

Reporting unit	2015

Cellocator	$2,534
SVR (*)	26,873
Pointer brazil	1,981

$31,388

(*) SVR in Israel.

The material assumptions used for the income approach for 2016 were:

	Cellocator	SVR	Pointer brazil	Cielo

Discount rate	16%	14%	22%	21%
Growth rate	3%	2%	6.5%	6.5%
Years of projected cash flows	5	5	5	5